Document And Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information Line Items
Entity Registrant Name	Jowell Global Ltd.
Trading Symbol	JWEL
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	25,677,965
Amendment Flag	false
Entity Central Index Key	0001805594
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-40145
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	2nd Floor,
Entity Address, Address Line Two	No. 285 Jiangpu Road
Entity Address, City or Town	Yangpu District, Shanghai,
Entity Address, Country	CN
Entity Address, Postal Zip Code	200082
Title of 12(b) Security	Ordinary Shares, par value $0.0001
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	711
Auditor Name	Friedman LLP
Auditor Location	New York
Business Contact
Document Information Line Items
Entity Address, Address Line One	2nd Floor,
Entity Address, Address Line Two	No. 285 Jiangpu Road
Entity Address, City or Town	Yangpu District, Shanghai,
Entity Address, Country	CN
Contact Personnel Name	Jessie Zhao, Vice President
Entity Address, Postal Zip Code	200082
City Area Code	(86)
Local Phone Number	21 5521-0174
Contact Personnel Email Address	Email: ir@1juhao.com